TYPE                    13F-HR
PERIOD                  6/30/2005
FILER
	CIK             0001103887
	CCC             bbbb6bb@
SROS                    NONE
SUBMISSION-CONTACT
	NAME            Jennifer W. Nam
	PHONE           212-297-2958

			UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON D.C. 20549


			FORM 13F
		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30th,2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one) : [   ] is a restatement
				  [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           NWI Management, LP
Address:        45 East 53rd Street
		New York, NY 10022
13F File Number: 028-05499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name : Chandrika Hariharan
Title: CFO
Phone: 212-297-2967
Signature, Place, and Date of Signing:

	Chandrika Hariharan,New York, August 12th, 2005

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: LINES 30

Form 13F Information Table Value Total: AMOUNT $108,330 (thousands)

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							      FORM 13F INFORMATION TABLE
--------------------------------------------------------------------------------------------------------------------------
Column 1                    Column 2        Column 3      Column 4     Column 5           Column 6 Column 7      Column 8
						          Value        SHRS OR  SH/  PUT/ Invstmt  Other  Voting Authority (Shares)
Name of Issuer              Title of Class  CUSIP         (x$1000)     PRN AMT  PRN  CALL Dscretn  Mgrs    Sole   Shar None
--------------------------------------------------------------------------------------------------------------------------

AT&T CORP                     COM NEW        001957505    1,904      100,000SH          100,000         100,000
AO TATNEFT                    SPON ADR REG S 03737P306    3,182       86,000SH           86,000          86,000
BELLSOUTH CORP                COM            079860102    9,034      340,000SH          340,000         340,000
CABLEVISION SYS CORP          CL A NY CABLVS 12686C109      161        5,000SH            5,000           5,000
CHARTER COMMUNICATIONS - A    CL A           16117M107      590      500,000SH          500,000         500,000
CITIGROUP INC                 COM            172967101    2,312       50,000SH           50,000          50,000
DEX MEDIA INC                 COM            25212E100      122        5,000SH            5,000           5,000
DIRECTTV GROUP, INC           COM            25459L106    2,713      175,000SH          175,000         175,000
DISNEY WALT CO                COM DISNEY     254687106      755       30,000SH           30,000          30,000
DOBSON COMMUNICATIONS CORP    CL A           256069105      213       50,000SH           50,000          50,000
ECHOSTAR COMMUNICATIONS NEW   CL A           278762109    2,262       75,000SH           75,000          75,000
INTERNATIONAL SECS EXCH INC   CL A           46031W204    5,047      201,000SH          201,000         201,000
JP MORGAN CHASE & CO          COM            46625H100    5,828      165,000SH          165,000         165,000
MMC NORILSK NICKEL ADR        COM            46626D108    5,514       90,000SH           90,000          90,000
LUCENT  TECHNOLOGIES INC      COM            549463107    1,164      400,000SH          400,000         400,000
MECHEL STEEL GROUP OAO        SPONSORED ADR  583840103      381       15,000SH           15,000          15,000
MEDIACOM COMMUNICATIONS CORP  CL A           58446K105    3,530      513,900SH          513,900         513,900
MORGAN STANLEY                COM NEW        617446448   19,204      366,000SH          366,000         366,000
MOTOROLA INC                  COM            620076109    4,565      250,000SH          250,000         250,000
NTL INC DEL                   COM            62940M104    1,711       25,000SH           25,000          25,000
NEWS CORP                     CL A           65248E104    3,236      200,000SH          200,000         200,000
NEXTEL COMMUNICATIONS INC     CL A           65332V103    1,616       50,000SH           50,000          50,000
NOKIA CORP                    SPONSORED ADR  654902204    5,824      350,000SH          350,000         350,000
NORTEL NETWORKS CORP NEW      COM            656568102    1,305      500,000SH          500,000         500,000
RCN CORP                      COM NEW        749361200      739       32,000SH           32,000          32,000
SBC COMMUNICATIONS            COM            78387G103    5,938      250,000SH          250,000         250,000
SUNCOM WIRELESS HLDGS INC     CL A           86722Q108      134       62,000SH           62,000          62,000
VIACOM INC                    CL B           925524308    6,404      200,000SH          200,000         200,000
VODAFONE GROUP PLC NEW        SPONSORED ADR  92857W100    9,242      380,000SH          380,000         380,000
XM SATELLITE RADIO HLDGS INC  CL A           983759101    3,703      110,000SH          110,000         110,000


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